UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570
Name of Registrant: Vanguard New York Tax- Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2016
Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)
As of August 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.6%)
New York (101.6%)
	Albany NY Industrial Development Agency Civic
	Facility Revenue (CHF Holland Suites LLC
	Project) VRDO	0.600%	9/7/16 LOC	9,220	9,220
	Columbia County NY Capital Resource Corp.
	Civic Facility Revenue (Columbia Memorial
	Hospital Project) VRDO	0.580%	9/7/16 LOC	3,400	3,400
	Columbia County NY Industrial Development
	Agency Civic Facility Revenue (Columbia
	Memorial Hospital Project) VRDO	0.580%	9/7/16 LOC	3,960	3,960
1	Connetquot NY Central School District BAN	2.000%	9/1/17	10,500	10,631
1	Connetquot NY Central School District TAN	2.000%	6/27/17	13,500	13,647
	Delaware Valley NY Industrial Development
	Authority Revenue (Delaware Valley Hospital)
	VRDO	0.580%	9/7/16 LOC	3,015	3,015
2	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project) TOB VRDO	0.580%	9/7/16	6,665	6,665
	Franklin County NY Civic Development Corp.
	Revenue VRDO	0.580%	9/7/16 LOC	5,300	5,300
	Geneva NY Industrial Development Agency
	Civic Facility Revenue (Colleges of the
	Seneca Project) VRDO	0.610%	9/7/16 LOC	16,715	16,715
	Kings Park NY Central School District BAN	2.000%	7/19/17	10,500	10,619
	Lancaster NY Central School District BAN	2.000%	6/15/17	10,534	10,631
	Middle Country NY Central School District TAN	2.000%	6/27/17	19,250	19,456
	Monroe County NY Industrial Development
	Agency Civic Facility Revenue (Nazareth
	College) VRDO	0.650%	9/7/16 LOC	7,205	7,205
	Nassau County NY Interim Finance Authority
	Sales Tax Revenue VRDO	0.620%	9/7/16	54,850	54,850
	New York City NY Build NYC Resource Corp.
	Revenue (Asia Society Project) VRDO	0.590%	9/7/16 LOC	6,000	6,000
2	New York City NY GO TOB VRDO	0.580%	9/7/16	7,500	7,500
	New York City NY GO VRDO	0.580%	9/1/16	1,400	1,400
	New York City NY GO VRDO	0.580%	9/1/16	1,000	1,000
	New York City NY GO VRDO	0.580%	9/1/16 LOC	8,250	8,250
	New York City NY GO VRDO	0.590%	9/1/16 LOC	11,630	11,630
	New York City NY GO VRDO	0.590%	9/1/16	4,100	4,100
	New York City NY GO VRDO	0.590%	9/1/16	4,300	4,300
	New York City NY GO VRDO	0.550%	9/7/16	34,900	34,900
	New York City NY GO VRDO	0.620%	9/7/16 LOC	5,000	5,000
	New York City NY GO VRDO	0.630%	9/7/16 LOC	7,900	7,900
	New York City NY Health & Hospital Corp.
	Revenue (Health System) VRDO	0.600%	9/7/16 LOC	4,500	4,500
	New York City NY Health & Hospital Corp.
	Revenue (Health System) VRDO	0.640%	9/7/16 LOC	6,400	6,400
	New York City NY Housing Development Corp.
	Multi-Family Housing Revenue (201 Pearl
	Street) VRDO	0.650%	9/7/16 LOC	5,000	5,000

2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.610%	9/7/16	6,665	6,665
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.640%	9/7/16	6,730	6,730
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.640%	9/7/16	17,345	17,345
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.670%	9/7/16 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.610%	9/7/16 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.670%	9/7/16 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.630%	9/7/16 LOC	25,670	25,670
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.650%	9/7/16	6,000	6,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.650%	9/7/16 LOC	2,300	2,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.670%	9/7/16 LOC	23,100	23,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.650%	9/7/16 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.660%	9/7/16 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.640%	9/7/16 LOC	6,000	6,000
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.650%	9/7/16 LOC	25,000	25,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.570%	9/7/16 LOC	9,430	9,430
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.580%	9/7/16 LOC	3,220	3,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	5,400	5,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	14,000	14,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	8,000	8,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	3,750	3,750

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	7,180	7,180
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	4,550	4,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	2,200	2,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	9/1/16	3,500	3,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.600%	9/7/16	9,000	9,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.610%	9/7/16	27,650	27,650
2 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.590%	9/7/16	5,250	5,250
2 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.590%	9/7/16	3,335	3,335
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.600%	9/7/16	5,000	5,000
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.600%	9/7/16	15,210	15,210
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	9/7/16	12,400	12,400
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.580%	9/7/16	6,000	6,000
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.590%	9/7/16	2,890	2,890
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.590%	9/7/16	3,000	3,000
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.590%	9/7/16	5,000	5,000
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.590%	9/7/16	5,000	5,000
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.600%	9/7/16	6,300	6,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	9/1/16	14,100	14,100
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	9/1/16	1,600	1,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	9/1/16	5,700	5,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.590%	9/1/16	2,500	2,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.550%	9/7/16 LOC	8,800	8,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.650%	9/7/16	1,000	1,000
3 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.640%	12/9/16	15,000	15,000

New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.570%	9/7/16	55,600	55,600
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.570%	9/7/16	37,100	37,100
2 New York Convention Center Development
Corp. Revenue TOB VRDO	0.580%	9/7/16	10,400	10,400
2 New York Convention Center Development
Corp. Revenue TOB VRDO	0.710%	9/7/16	7,020	7,020
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.680%	9/7/16 LOC	20,000	20,000
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.640%	9/7/16	5,350	5,350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.580%	9/1/16 LOC	2,940	2,940
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.570%	9/7/16 LOC	12,700	12,700
2 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.590%	9/7/16	4,500	4,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.570%	9/1/16 LOC	18,880	18,880
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	9/1/16 LOC	5,600	5,600
New York Metropolitan Transportation Authority
Revenue VRDO	0.580%	9/1/16 LOC	5,600	5,600
New York Metropolitan Transportation Authority
Revenue VRDO	0.570%	9/7/16 LOC	4,275	4,275
New York Metropolitan Transportation Authority
Revenue VRDO	0.600%	9/7/16 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.610%	9/7/16 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.580%	9/7/16 LOC	2,680	2,680
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.580%	9/7/16 LOC	2,265	2,265
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.580%	9/7/16 LOC	4,855	4,855
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.580%	9/7/16 LOC	10,600	10,600
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.600%	9/7/16	15,400	15,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.470%	10/4/16	6,000	6,000
New York State Dormitory Authority Revenue
(Cornell University) CP	0.540%	10/4/16	5,000	5,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.610%	9/7/16	15,700	15,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.610%	9/7/16	4,800	4,800
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.610%	9/7/16 LOC	9,695	9,695

New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.600%	9/7/16 LOC	3,965	3,965
2 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.580%	9/7/16	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.600%	9/7/16 LOC	51,715	51,715
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.600%	9/7/16 LOC	5,335	5,335
2 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.590%	9/7/16	9,200	9,200
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.590%	9/7/16	6,000	6,000
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.590%	9/7/16	5,500	5,500
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.590%	9/7/16	7,500	7,500
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.590%	9/7/16	11,000	11,000
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.590%	9/7/16	4,000	4,000
2 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.600%	9/7/16	4,375	4,375
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.580%	9/7/16	16,000	16,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.580%	9/7/16	44,100	44,100
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.640%	9/7/16 LOC	5,000	5,000
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.560%	9/7/16 LOC	28,775	28,775
2 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.580%	9/7/16	7,115	7,115
2 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.710%	9/7/16	6,430	6,430
2 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.580%	9/7/16	11,580	11,580
2 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.590%	9/7/16	3,365	3,365
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.590%	9/7/16	3,650	3,650
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.590%	9/7/16	8,000	8,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.640%	9/7/16 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (316 Eleventh Avenue)
VRDO	0.650%	9/7/16 LOC	6,500	6,500
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.630%	9/7/16 LOC	6,250	6,250
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.650%	9/7/16 LOC	24,500	24,500

New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.650%	9/7/16 LOC	14,500	14,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.600%	9/7/16 LOC	22,800	22,800
New York State Housing Finance Agency
Housing Revenue (Dock Street Rental LLC)
VRDO	0.650%	9/7/16 LOC	14,800	14,800
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.650%	9/7/16 LOC	11,500	11,500
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.670%	9/7/16 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.650%	9/7/16 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.670%	9/7/16 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.650%	9/7/16 LOC	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (West 20th Street) VRDO	0.650%	9/7/16 LOC	14,000	14,000
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.630%	9/7/16 LOC	13,500	13,500
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.650%	9/7/16	7,000	7,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.630%	9/7/16 LOC	7,000	7,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.600%	9/7/16 LOC	1,185	1,185
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.720%	9/7/16 LOC	10,010	10,010
New York State Local Government Assistance
Corp. Revenue VRDO	0.660%	9/7/16	38,305	38,305
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.630%	9/1/16	4,620	4,620
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.630%	9/1/16	7,200	7,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.640%	9/7/16	18,700	18,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.660%	9/7/16	15,000	15,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.660%	9/7/16	11,090	11,090
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.680%	9/7/16	24,200	24,200
New York State Power Authority Revenue CP	0.460%	9/8/16	6,341	6,341
New York State Power Authority Revenue CP	0.500%	9/15/16	13,044	13,044
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	23,405	23,970
2 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.590%	9/7/16	7,500	7,500
2 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.590%	9/7/16	5,850	5,850
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.580%	9/7/16 LOC	4,550	4,550
New York State Urban Development Corp.
Revenue TOB VRDO	0.610%	9/7/16	5,300	5,300

North Hempstead NY BAN	2.250%	4/4/17	7,500	7,562
2 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.620%	9/7/16 LOC	20,000	20,000
2 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.620%	9/7/16 LOC	31,000	31,000
2 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.620%	9/7/16 LOC	12,000	12,000
2 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.640%	9/7/16 LOC	27,500	27,500
2 Nuveen New York Dividend Advantage
Municipal Fund VRDP VRDO	0.680%	9/7/16 LOC	34,500	34,500
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.650%	9/7/16 LOC	3,975	3,975
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.650%	9/7/16 LOC	7,170	7,170
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.580%	9/7/16 LOC	5,040	5,040
Pittsford NY Central School District BAN	2.000%	2/10/17	7,000	7,044
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/16	1,000	1,005
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.590%	9/7/16	8,500	8,500
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.600%	9/7/16	2,900	2,900
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.600%	9/7/16	1,050	1,050
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.640%	9/7/16	1,710	1,710
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.640%	9/7/16	6,500	6,500
Rensselaer County NY GO	2.000%	8/11/17	9,600	9,712
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.580%	9/7/16 LOC	8,700	8,700
Scarsdale NY Union Free School District BAN	2.000%	6/22/17	5,000	5,048
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.610%	9/7/16 LOC	13,050	13,050
Tarrytowns NY Union Free School District BAN	2.000%	7/12/17	8,845	8,942
Three Village NY Central School District TAN	2.000%	6/27/17	26,000	26,282
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.600%	9/7/16 LOC	23,075	23,075
2 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.600%	9/7/16	3,750	3,750
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.580%	9/1/16 LOC	2,645	2,645
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.580%	9/1/16 LOC	2,700	2,700
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.600%	9/7/16 LOC	18,110	18,110
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.640%	9/7/16 LOC	15,075	15,075
2 Triborough Bridge and Tunnel Authority New
York Revenue TOB VRDO	0.590%	9/7/16	2,665	2,665

Ulster County NY BAN	2.000%	11/23/16	8,812	8,841
2 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.600%	9/7/16	1,000	1,000
Warwick Valley Central School District BAN	2.000%	7/7/17	5,000	5,050
West Babylon NY Union Free School District
BAN	2.000%	8/4/17	9,500	9,609
West Babylon NY Union Free School District
TAN	2.000%	6/23/17	15,000	15,160
Williamsville NY Central School District BAN	2.000%	6/14/17	8,225	8,301
				1,998,025
Total Tax-Exempt Municipal Bonds (Cost $1,998,025)				1,998,025
Total Investments (101.6%) (Cost $1,998,025)				1,998,025
Other Assets and Liabilities-Net (-1.6%)				(30,522)
Net Assets (100%)				1,967,503

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2016.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $403,560,000, representing 20.5% of net assets.
3	Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

New York Tax-Exempt Money Market Fund

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (100.1%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	394
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	183
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,281
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,079
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,865
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,862
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,916
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,684
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,820
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,848
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,329
Arlington NY Central School District GO	4.000%	5/15/27	1,000	1,186
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	3,100
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	1/15/20 (Prere.)	1,550	1,806
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	16,025	18,807
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	1/15/20 (Prere.)	5,475	6,471
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	19,390	22,998
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	2,250	2,678
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	2,028
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,745	957

Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	1,126
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	450	132
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/24	1,800	2,211
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/25	1,655	2,057
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	3,000	3,770
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/27	3,200	4,029
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	2,275	2,851
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/30	2,500	3,102
1 Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	7,152
Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/18 (Prere.)	3,250	3,617
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/24	1,395	1,652
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/25	2,000	2,471
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/25	1,590	1,902
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/37	4,515	5,166
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	7/1/40	1,500	1,763
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/24	500	619
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/25	500	630
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/26	1,000	1,251
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/28	2,000	2,470
Buffalo NY Municipal Water Finance Authority
Revenue	5.000%	7/1/29	500	614
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,225
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,946
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	1,505	1,885
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	2,000	2,505
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29	1,595	1,984
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	771
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	4.000%	7/1/41	4,000	4,410
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,347

Dutchess County NY Local Development Corp.
Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,482
Erie County NY GO	5.000%	4/1/22	1,630	1,953
Erie County NY GO	5.000%	4/1/23	1,000	1,202
Erie County NY GO	5.000%	4/1/25	560	667
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	5,000	6,037
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	4,000	4,819
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,394
2 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.610%	9/8/16	6,035	6,035
Freeport NY GO	5.000%	1/15/23	2,335	2,763
Freeport NY GO	5.000%	1/15/24	2,540	2,990
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/31 (4)	1,100	1,351
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/33 (4)	300	367
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/34 (4)	500	609
Haverstraw-Stony Point NY Central School
District GO	5.000%	10/15/36 (4)	1,000	1,210
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,609
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	5,000	5,798
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,492
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,934
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,496
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,240
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,779
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,575
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	2,100
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,903
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,924
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	11,235	11,446
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	12,370	12,603
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	9,100
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,525	33,630

Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	100	101
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	930	1,038
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	4,070	4,521
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	2,225	2,539
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,347
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	17,292
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,802
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	3,400	4,060
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	1,000	1,256
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	12,846
Long Island NY Power Authority Electric System
Revenue	4.500%	5/1/28 (14)	1,880	1,892
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/28	1,000	1,242
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,398
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	7,168
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,325	8,630
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	11,005	12,422
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,553
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	9,140	10,875
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/40	1,495	1,840
Madison County NY Capital Resource Corp.
Revenue (Colgate University Project)	5.000%	7/1/43	6,000	7,358
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,890	3,906
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,158
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,564
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,345
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,979
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	6,048

Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,791
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,877
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/29	1,250	1,577
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,953
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/31	1,000	1,250
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/32	1,640	2,043
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/33	1,400	1,736
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/37	1,000	1,225
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	4.000%	7/1/39	1,500	1,670
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/45	4,030	4,831
Nassau County NY GO	5.000%	10/1/20	9,025	10,456
Nassau County NY GO	5.000%	1/1/22	5,000	5,936
Nassau County NY GO	5.000%	4/1/24	5,000	6,170
Nassau County NY GO	5.000%	1/1/27	3,000	3,780
Nassau County NY GO	5.000%	1/1/28	2,815	3,528
Nassau County NY GO	5.000%	4/1/29	4,320	5,254
Nassau County NY GO	5.000%	4/1/34	5,740	6,848
Nassau County NY GO	5.000%	4/1/35	1,500	1,784
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,164
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,642
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,633
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,305
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,140
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,659
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	995	1,144
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	9,333
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,408

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	849
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	615
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,711
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,804
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	2,019
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,859
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	2,081
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,185
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	1,970	2,300
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/25	325	403
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/26	335	413
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/27	425	520
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/28	375	455
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/31	1,245	1,491
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,350
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,181
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,467
New Rochelle NY Corporate Local Development
Revenue (Iona College Project)	5.000%	7/1/45	1,500	1,753
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/23	850	1,038
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	740	919
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,698
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,619
New York City NY Build NYC Resource Corp.
Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,206
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/20	1,775	2,009

New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/21	1,875	2,169
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,530
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,303
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,934
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,210
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	4.000%	7/1/45	2,500	2,681
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/27	200	251
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/28	270	337
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/29	225	279
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/30	310	383
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/32	660	810
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/33	660	807
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/34	580	707
New York City NY Build NYC Resource Corp.
Revenue (Queens College)	5.000%	6/1/38	1,000	1,211
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,201
New York City NY Build NYC Resource Corp.
Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,100	1,200
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.710%	9/8/16 LOC	3,435	3,435
New York City NY GO	5.000%	1/1/17 (Prere.)	935	948
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	6,949
New York City NY GO	5.000%	10/1/17 (Prere.)	455	476
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,345
New York City NY GO	6.250%	10/15/18 (Prere.)	990	1,106
New York City NY GO	5.375%	4/1/19 (Prere.)	2,785	3,117
New York City NY GO	5.450%	4/1/19 (Prere.)	8,180	9,172
New York City NY GO	5.625%	4/1/19 (Prere.)	1,605	1,808
New York City NY GO	5.250%	9/1/21	5,750	6,277
New York City NY GO	5.000%	8/1/22	4,250	4,753
New York City NY GO	5.000%	8/1/22	4,000	4,622
New York City NY GO	5.000%	8/1/22	5,000	6,088
New York City NY GO	5.250%	8/15/22	10,000	10,893
New York City NY GO	5.250%	9/1/22	12,000	13,095
New York City NY GO	5.000%	8/1/23	5,000	6,230
New York City NY GO	5.000%	8/1/24	4,000	5,028
New York City NY GO	5.250%	8/15/24	13,765	14,983
New York City NY GO	5.000%	8/1/25	10,540	12,524
New York City NY GO	5.000%	8/1/25	2,000	2,565
New York City NY GO	5.000%	8/1/26	5,000	6,324
New York City NY GO	5.000%	8/1/26	3,000	3,895
New York City NY GO	5.000%	8/1/26	4,370	5,635

New York City NY GO	5.000%	8/15/26	14,500	15,700
New York City NY GO	5.250%	8/15/26	5,100	5,547
New York City NY GO	5.000%	4/1/27	5,000	5,977
New York City NY GO	5.000%	8/1/27	9,900	12,278
New York City NY GO	5.000%	8/1/27	15,290	18,200
New York City NY GO	5.000%	8/1/27	4,550	5,715
New York City NY GO	5.000%	8/1/27	5,000	6,510
New York City NY GO	5.000%	5/15/28	4,500	4,981
New York City NY GO	5.000%	8/1/28	1,915	2,270
New York City NY GO	5.000%	8/1/28	3,710	4,416
New York City NY GO	5.000%	8/1/28	4,000	5,026
New York City NY GO	5.000%	8/1/28	5,000	6,460
New York City NY GO	5.000%	8/1/28	7,000	7,803
New York City NY GO	5.000%	8/1/28	3,000	3,812
New York City NY GO	6.250%	10/15/28	45	50
New York City NY GO	5.625%	4/1/29	1,395	1,559
New York City NY GO	5.000%	8/1/29	2,500	2,959
New York City NY GO	5.000%	8/1/29	8,500	10,729
New York City NY GO	5.000%	8/1/29	5,000	6,375
New York City NY GO	5.000%	8/1/29	5,000	6,196
New York City NY GO	5.000%	8/1/30	6,220	7,581
New York City NY GO	5.000%	8/1/30	2,335	2,846
New York City NY GO	5.000%	8/1/30	2,185	2,590
New York City NY GO	5.000%	8/1/30	5,000	6,338
New York City NY GO	5.000%	8/1/30	3,000	3,737
New York City NY GO	5.000%	3/1/31	6,000	7,226
New York City NY GO	5.450%	4/1/31	320	357
New York City NY GO	4.000%	8/1/31	2,775	3,204
New York City NY GO	5.000%	8/1/31	3,000	3,542
New York City NY GO	5.000%	8/1/31	1,500	1,806
New York City NY GO	5.000%	8/1/31	2,000	2,449
New York City NY GO	5.000%	8/1/31	2,230	2,653
New York City NY GO	5.000%	8/1/31	5,000	6,252
New York City NY GO	5.000%	3/1/32	5,000	6,008
New York City NY GO	4.000%	8/1/32	1,935	2,225
New York City NY GO	5.000%	8/1/32	2,985	3,517
New York City NY GO	5.000%	8/1/32	4,000	4,897
New York City NY GO	5.000%	3/1/33	7,500	8,976
New York City NY GO	5.000%	8/1/33	2,875	3,565
New York City NY GO	5.000%	10/1/33	6,500	7,838
New York City NY GO	5.000%	10/1/34	2,000	2,412
New York City NY GO	5.000%	8/1/35	3,500	4,114
New York City NY GO	5.375%	4/1/36	1,215	1,360
New York City NY GO	5.000%	6/1/36	910	1,106
New York City NY GO	4.000%	8/1/36	2,500	2,818
New York City NY GO	5.000%	10/1/36	3,000	3,543
New York City NY GO	5.000%	3/1/37	6,790	8,053
New York City NY GO	5.000%	8/1/37	4,000	4,949
New York City NY GO VRDO	0.590%	9/1/16	1,100	1,100
New York City NY GO VRDO	0.590%	9/1/16	1,600	1,600
New York City NY GO VRDO	0.550%	9/8/16	5,000	5,000
New York City NY GO VRDO	0.580%	9/8/16 LOC	2,000	2,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,287
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,402

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,692
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,237
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,296
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,696
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,576
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,497
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,663
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,721
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,162
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/30	3,000	3,215
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	3,164
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,376
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.550%	11/1/35	3,000	3,139
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,740
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.750%	11/1/40	3,000	3,155
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,811
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,652
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	7,000	7,402
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	5,000	5,287
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	5,000	5,153
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,655
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,948
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,487
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	6,147

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	2,444
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	9,702
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	34,550	39,754
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,226
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,946
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/18 (Prere.)	2,320	2,531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,432
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	10,000	12,780
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,372
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,775
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,570
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,469
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,248
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	7,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	12,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	6,077
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	2,500	3,063
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	4,955	6,071
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	10,000	12,576
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	7,500	9,170
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,405	6,608
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,566
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,401

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	14,959
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	20,865
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	14,588
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	7,755	8,464
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,912
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,784
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	2,500	2,961
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,991
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,642
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	3,430	4,035
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	5,000	6,021
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	29,256
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	14,405	17,599
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,977
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.590%	9/8/16	1,505	1,505
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	2,700	2,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	2,315	2,315
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	9,600	9,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	2,900	2,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	2,500	2,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	2,100	2,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.580%	9/1/16	3,300	3,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	9/1/16	3,500	3,500

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	9/1/16	1,400	1,400
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,841
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	5,111
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	8,665	11,008
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	16,000	20,240
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	2,775	3,510
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	11,000	13,866
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	6,849
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,510
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,284
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,530
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,249
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,503
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,383
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	6,006
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	549
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,853
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	5,114
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	548
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,676
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,680
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,834
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	6,112
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,964
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	6,044
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,316
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	13,885	16,633
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,835

New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	7,816
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	6,044
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	7,227
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	2,000	2,442
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	2,000	2,435
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,410	1,698
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.580%	9/8/16	5,535	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	5,620	5,785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	6,725	7,069
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	3,740	4,170
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	15	17
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	3,970	4,415
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	3,000	3,877
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,175
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,334
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	2,500	3,188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,332
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,351
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	4,985	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	5,000	6,355
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,355
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,763
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,549
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	6,024
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	2,880	2,961
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,500	3,102

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,808
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	5,350	6,719
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,551
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	10,260	12,762
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	9,500	11,876
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,634
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	6,036
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	12,401
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,883
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,711
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,560
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	4,000	4,518
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	11,600	14,318
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	5,000	6,132
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,367
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/39	5,000	6,132
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	7,160	8,808
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,335
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	15,000	18,159
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	4,141
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	3,051
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.580%	9/1/16	2,445	2,445
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.590%	9/1/16	800	800
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	10/1/18 (Prere.)	4,845	5,283
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,389
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,386
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.570%	9/8/16	8,000	8,000

New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,172
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	8,062
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	4,000	4,875
New York Convention Center Development
Corp. Revenue	5.000%	11/15/33	3,000	3,711
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	12,915	15,685
New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	4,000	4,840
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	6,600	6,977
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,691
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	17,324
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	16,454
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	8,066
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	27,044
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	23,198
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,898
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,944
New York Liberty Development Corp. Revenue	6.375%	7/15/49	18,225	20,659
New York Liberty Development Corp. Revenue	5.750%	11/15/51	25,000	30,023
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,983
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,986
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,537
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,647
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	58,475	80,278
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	9,565	13,637
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,500	2,634
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/18 (Prere.)	4,000	4,487
New York Metropolitan Transportation Authority
Revenue	0.994%	11/1/22 (4)	3,750	3,628
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,244
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	1,000	1,121
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	12,191
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,740
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,274
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,853
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,397
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,326

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	6,468
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,366
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	6,385	8,030
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,250	5,345
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,410
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,175
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,000	3,755
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,258
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,175
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	3,982
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,354
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	6,540	8,319
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,808
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,458
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	6,109
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	4,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,000	3,677
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	3,250	3,983
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/36	1,030	1,158
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,484
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	6,135
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,874
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,196
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	6,119
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,609
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,346
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,761
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,923

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	2,045	2,493
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	7,700	9,328
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,000	6,206
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	6,500	8,139
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	5,000	5,723
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,579
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	4,000	4,579
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	90	100
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/18 (Prere.)	410	455
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,503
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	2,500	3,276
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	13,403
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/31	2,500	3,263
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	2,500	3,252
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,949
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	1,700	2,149
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	8,000	10,046
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/56	2,000	2,455
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/18 (Prere.)	3,730	4,204
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/28	1,270	1,430
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,909
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	565	567
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,335	4,504
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,537
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,179
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,687

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,175
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/32	1,530	1,889
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,172
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,766
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	13,500	15,768
New York State Dormitory Authority Revenue	5.000%	10/1/27	2,700	3,469
New York State Dormitory Authority Revenue	5.000%	10/1/28	3,000	3,826
New York State Dormitory Authority Revenue	5.000%	10/1/29	2,250	2,852
New York State Dormitory Authority Revenue
(Barnard College)	5.000%	7/1/26	750	957
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/31	1,100	1,258
New York State Dormitory Authority Revenue
(Barnard College)	4.000%	7/1/32	1,340	1,527
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,906
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,413
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,164
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,162
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	809
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/31	500	643
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	5,000	5,727
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,144
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	1,250	1,562
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	309
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	345
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	273
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	447
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	342
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	621
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,194

New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	398
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	677
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	8,523
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	285
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	400	513
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/29	1,300	1,655
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/31	1,200	1,514
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/33	1,000	1,252
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/34	755	942
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/35	500	621
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/36	1,350	1,670
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,601
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26	2,500	3,134
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31	3,000	3,657
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33	7,325	8,833
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/35	3,500	4,196
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40	7,500	8,971
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,738
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,759
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,378
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,794
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,169
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	541
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	800
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	700
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,075
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	534
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/20	500	573

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,051
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,184
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,708
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,145
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,449
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,298
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/20 (Prere.)	1,000	1,189
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/20 (Prere.)	1,000	1,198
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,088
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	834
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/27	650	831
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/28	700	885
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/29	1,500	1,882
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	745	930
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/33	400	497
3 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	15,700	16,940
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	4,500	5,839
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	1,000	1,252
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	8,018
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	1,000	1,241
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	2,000	2,509
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	5,000	6,405
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/31	865	1,073
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/32	1,000	1,235
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	2,365	2,909
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	12,000	15,150
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,891

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	5,028
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,557
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,728
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	3,000	3,607
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	1,800	1,814
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	5,495	5,537
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,285	4,318
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	4,035	4,066
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/16 (Prere.)	3,965	3,995
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	4.000%	5/1/20	350	386
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,878
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,175
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,759
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,167
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/27	1,535	1,926
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/28	2,000	2,493
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/29	7,910	9,799
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/30	2,000	2,459
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	8,124
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	3,054

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/33	3,500	4,260
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,170
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/36	3,000	3,591
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,640
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,869
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/43	2,050	2,423
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	37
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	20	25
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/23 (Prere.)	30	37
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,270	1,468
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,470	1,668
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	795	900
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	10,000	10,131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,413
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	5,825	7,128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,670	2,124
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,877
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,567
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,451
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	3,000	3,665
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	5,000	6,196
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,446
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	6,000	7,478
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,980

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,931
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	1,750	2,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,280
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,799
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	5,000	6,064
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,520
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,476
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	19,986
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	5,030	6,129
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	14,485
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,638
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	6,045
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/19 (Prere.)	3,750	4,207
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	489
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	618
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/27	420	537
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,210
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	602
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	1,000	1,263
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/30	500	633
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/31	500	630
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,394
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,750	2,070
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/39	1,205	1,476
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,640
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	2,250	2,644
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,277
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,504

New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,248
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,308
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,840
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.580%	9/8/16	1,100	1,100
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	4,610	5,190
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,739
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,630
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,505
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,188
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (15)	4,375	5,578
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,425	1,848
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,251
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,247
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,861
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	920
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,224
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,220
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33	600	747
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,216
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34	520	646
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/17 (Prere.)	9,000	9,351
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/26	740	938
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/27	650	818
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/31	1,500	1,845
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	2,500	2,907
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/26	1,300	1,590
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	3,039
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,695

New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	3,056
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,597
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,989
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,570
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	2,073
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,366
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,575	6,679
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,429
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/40	3,000	3,581
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,786
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/45	3,000	3,573
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	1,000	1,015
3 New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	1/1/17 (Prere.)	8,405	8,529
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,588
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,175
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,489
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17 (ETM)	135	139
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	655	662
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17 (ETM)	390	409
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	665	683
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	390	422
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	660	690
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	65	73
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	20	22
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	350	392
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	130	146
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	295	311
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20 (ETM)	1,325	1,519

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	2,265	2,427
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (ETM)	285	335
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21 (Prere.)	370	440
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/21	495	536
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/26	80	83
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	1,650	1,698
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	615	631
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	630	639
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	3,000	3,854
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	8,975	11,091
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,268
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	6,147
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	4,840	6,062
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	6,119
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,392
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,728
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	6,076
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,439
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	16,180
2 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.590%	9/8/16	7,500	7,500
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.858%	5/1/32 (10)	3,250	2,901
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.858%	5/1/32 (10)	3,525	3,142
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.858%	5/1/32 (10)	4,725	4,217
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.311%	12/1/25 (2)	2,535	2,440
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,831

3 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/17 (Prere.)	2,900	3,034
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,370
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	1,985	1,992
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	3,000	3,901
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	3,000	3,874
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,371
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	7,273
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,187
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	6,314
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	5,000	6,281
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	3,000	3,057
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	4,145	5,125
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/35	3,000	3,781
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/36	2,500	2,873
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,765
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,944
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	3,000	3,760
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	3,000	3,397
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,033
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,544
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,915
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	4,117
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	6,080
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,328
New York State GO	5.000%	3/1/28	14,550	17,868
New York State GO	5.000%	2/15/39	9,500	10,475
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,462
3 New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	9/15/17 (Prere.)	15,245	15,953
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	970	994
New York State Local Government Assistance
Corp. Revenue VRDO	0.650%	9/8/16	10,000	10,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.660%	9/8/16	6,300	6,300
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	1,755	1,797
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,087	1,171
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,184
New York State Thruway Authority Revenue	5.000%	5/1/19	5,000	5,556
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	3,045
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,113
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,442
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,641
New York State Thruway Authority Revenue	5.000%	1/1/29	1,200	1,507
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,944
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,731
New York State Thruway Authority Revenue	5.000%	1/1/30	1,700	2,121
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	3,069
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	10,053
New York State Thruway Authority Revenue	5.000%	1/1/31	2,900	3,595
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,718
New York State Thruway Authority Revenue	5.000%	1/1/32	2,970	3,679
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,954
New York State Thruway Authority Revenue	5.000%	1/1/33	2,340	2,877
New York State Thruway Authority Revenue	5.000%	1/1/37	9,000	10,533
New York State Thruway Authority Revenue	4.000%	1/1/38	1,255	1,414
New York State Thruway Authority Revenue	5.000%	1/1/41	4,000	4,869
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	11,363
New York State Thruway Authority Revenue	5.000%	1/1/46	5,000	6,049
New York State Thruway Authority Revenue	5.000%	1/1/51	5,700	6,858
New York State Thruway Authority Revenue	5.250%	1/1/56	7,400	9,153
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	150	154
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	6,050

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	12,070
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,338
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,336
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,940
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,336
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,328
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,516
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,942
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,712
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,148
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,825
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,816
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,290
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17 (Prere.)	7,000	7,167
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	2,500	2,668
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	5,000	6,547
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,257
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	5,000	6,471
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,000	6,191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,623
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,017
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,730
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,541
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	10,830
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.610%	9/8/16	14,900	14,900
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,503
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,566
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	373
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	3,182

2 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.710%	9/8/16 LOC	2,500	2,500
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,111
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,006
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/28	450	533
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/30	450	528
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,145
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/33	575	664
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/35	635	727
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/40	1,940	2,220
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,984
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,787
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/19 (Prere.)	6,000	6,728
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,222
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	4.000%	10/1/19	650	688
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/20	655	725
Otsego County NY Capital Resource Corp.
Revenue (Hartwick College)	5.000%	10/1/45	3,000	3,345
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,419
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,517
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/29	2,200	2,514
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	3,500	4,452
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/30	2,345	2,679
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/31	2,300	2,628
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/32	2,500	2,858
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,477
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/33	3,500	4,002
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	1,750	2,187

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,589
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,453
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,684
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,260
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,594
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	5,000	6,142
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	8,765	10,622
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	7,750	9,613
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,061
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,706
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	9,365	10,988
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/28	310	395
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/29	660	835
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/31	450	564
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/34	830	1,025
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/35	1,510	1,861
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/36	545	670
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	10,245
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21 (Prere.)	1,570	1,873
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,779
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	9,180	10,434
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,539
Suffolk County NY GO	5.000%	5/15/20	5,000	5,701
Suffolk County NY GO	5.000%	5/15/26 (4)	5,770	7,121

Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	502
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,003
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	1,995	2,001
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,900	9,088
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	3,013
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,740
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,159
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,881
Tompkins County NY Development Corp.
Revenue (Ithaca College)	5.000%	7/1/33	1,605	1,935
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	8,184
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	1,110	1,345
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	390	467
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,976
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,394
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,394
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	12,318
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	500	641
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,645
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	925	1,179
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,978
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	600	759
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,912
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	725	911
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	500	627
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,456
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	3,000	3,827

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,631
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	2,000	2,474
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	2,500	3,094
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	5,000	6,232
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	10,711
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	3,097
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,125
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	1,000	1,222
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/41	7,500	9,282
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/45	4,000	4,998
2 Triborough Bridge and Tunnel Authority New
York Revenue TOB VRDO	0.590%	9/8/16	4,000	4,000
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/23	1,000	1,220
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/24	1,000	1,241
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	1,000	1,261
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	1,000	1,262
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,600	2,008
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/28	1,000	1,247
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,698
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,158
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,721
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/27	3,000	3,867
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,494
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	18,520	24,204
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	7,000	8,730
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	12,432
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,675
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	9,650	11,921
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,879

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	7,755	9,763
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,298
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	23,700	29,517
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	27,400	33,384
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	207
Westchester County NY GO	5.000%	7/1/17	9,280	9,626
Westchester County NY GO	5.000%	7/1/17 (ETM)	860	892
Westchester County NY GO	5.000%	1/1/21	1,550	1,827
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	85	103
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	1,865	2,266
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,956
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/25	1,810	2,094
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	15	17
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	235	272
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	921
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,565
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,638
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,715
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,524
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,243
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,235
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,227
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	3,007
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	7,500	8,866
Yonkers NY GO	5.000%	10/1/20	1,000	1,150
Yonkers NY GO	5.000%	3/15/22 (4)	1,600	1,864
Yonkers NY GO	5.000%	3/15/23 (4)	1,250	1,452
Yonkers NY GO	5.000%	3/15/25 (4)	1,000	1,148
				4,479,884

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,175

Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/29	1,000	1,172
Total Investments (100.1%) (Cost $4,100,321)				4,482,231
Other Assets and Liabilities-Net (-0.1%)				(5,706)
Net Assets (100%)				4,476,525

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2016.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate value of these securities was $34,052,000, representing 0.8% of net assets.
3	Securities with a value of $1,544,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

New York Long-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,482,231	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	(16)	4,482,231	—
1 Represents variation margin on the last day of the reporting period.

New York Long-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2016	91	15,504	28
5-Year U.S. Treasury Note	December 2016	82	9,943	10
				38

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2016, the cost of investment securities for tax purposes was $4,102,267,000. Net unrealized appreciation of investment securities for tax purposes was $379,964,000, consisting of unrealized gains of $380,393,000 on securities that had risen in value since their purchase and $429,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 17, 2016
VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 17, 2016

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.